Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
(Write-down) and gain (loss) on sale of assets		$ (92,368)	$ (149,238)	$ (183,874)
Equity (Loss) income		(14,107)	5,100	(73,342)
Depreciation, Depletion and Amortization		106,084	131,379	153,907
Altera
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment				64,900
Equity Method Investment, Realized Gain (Loss) on Disposal				8,900
Teekay Tankers
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment		11,600
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
(Write-down) and gain (loss) on sale of assets		(92,368)	(69,446)	(5,544)
Equity (Loss) income		(14,107)	5,100	2,345
Depreciation, Depletion and Amortization		106,084	117,213	124,002
Altera
Segment Reporting Information [Line Items]
Equity (Loss) income	$ (75,800)	0	0	(75,814)
Equity Method Investment, Other than Temporary Impairment				64,900
Equity Method Investment, Realized Gain (Loss) on Disposal				8,900
Teekay Parent [Member] | Operating Segments
Segment Reporting Information [Line Items]
(Write-down) and gain (loss) on sale of assets		0	(79,792)	(178,330)
Equity (Loss) income		0	0	127
Depreciation, Depletion and Amortization		0	14,166	29,905
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
(Write-down) and gain (loss) on sale of assets		0	(70,692)	(178,330)
Equity (Loss) income		0	0	0
Depreciation, Depletion and Amortization		0	14,166	29,710
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
(Write-down) and gain (loss) on sale of assets		0	(9,100)	0
Equity (Loss) income		0	0	127
Depreciation, Depletion and Amortization		$ 0	$ 0	$ 195